Maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturity of premium reserve [Line Items]
Fixed interest rate	₩ 23,931,706	₩ 21,160,256
Interest rate linked	27,300,938	28,953,716
Ending balance	51,232,644	50,113,972
Less than 1 year
Maturity of premium reserve [Line Items]
Fixed interest rate	164,890	213,892
Interest rate linked	929,268	845,304
Ending balance	1,094,158	1,059,196
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	418,574	329,647
Interest rate linked	1,944,710	2,079,125
Ending balance	2,363,284	2,408,772
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	983,635	1,032,366
Interest rate linked	1,819,554	2,118,652
Ending balance	2,803,189	3,151,018
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	594,667	572,153
Interest rate linked	820,964	941,413
Ending balance	1,415,631	1,513,566
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	2,090,669	2,058,859
Interest rate linked	2,056,906	2,236,313
Ending balance	4,147,575	4,295,172
More than 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	19,679,271	16,953,339
Interest rate linked	19,729,536	20,732,909
Ending balance	₩ 39,408,807	₩ 37,686,248